NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
Text block [abstract]
NATURE OF OPERATIONS
2.	NATURE OF OPERATIONS
As an exploration and development stage company, the Company does not have revenues and historically has recurring operating losses. As at December 31, 2021, the Company had an accumulated deficit of $332,980 and working capital of $205,120. The Company will be required to obtain additional funding in order to continue with the exploration and development of its mineral properties.
The business of exploring for minerals and development of projects involves a high degree of risk. NexGen is an exploration and development company and is subject to risks and challenges similar to companies in a comparable stage. These risks include, but are not limited to, the challenges of securing adequate capital; development and operational risks inherent in the mining industry; changes in government policies and regulations; the ability to obtain the necessary environmental permits or, alternatively NexGen’s ability to dispose of its exploration and evaluation assets on an advantageous basis; as well as global economic and uranium price volatility; all of which are uncertain.
The underlying value of the exploration and evaluation assets is dependent upon the existence and economic recovery of mineral reserves and is subject to, but not limited to, the risks and challenges identified above. Changes in future conditions could require material write-downs of the carrying value of exploration and evaluation assets.
During 2020, the World Health Organization declared a global pandemic known as
COVID-19
and governments around the world enacted measures to combat the spread of the virus. The duration and impact of the
COVID-19
outbreak is not known at this time, but the risks to the Company may include, but are not limited to, delays in the previously disclosed timelines and activity levels associated with the Company’s baseline engineering, environmental assessment and the ability to raise funds through debt and equity markets. To date, the Company’s operations and ability to raise funds have not been significantly impacted. The Company has implemented proper
COVID-19
protocols at each of its locations that are in line with the respective regional health authorities
COVID-19
guidelines.